STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Net income on investments and participant notes receivable:
Net appreciation in value of investments	$ 78,988,238
Dividend and interest income	15,389,928
Interest on participant notes receivable	668,824
Net income on investments and interest on participant notes receivable	95,046,990
Contributions:
Participants	35,002,102
Employer	16,745,032
Rollovers	9,125,602
Total contributions	60,872,736
Deductions:
Benefit payments	82,645,533
Administrative expenses	342,264
Distributions of participant loans	271,693
Total deductions	83,259,490
Net increase	72,660,236
Beginning of the year	692,298,895
End of the year	$ 764,959,131